Income Taxes - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Tax Disclosure [Abstract]
Normal federal income tax rate	34.00%
Tax bad debt deductions, included in retained earnings	$ 6.4	$ 6.4